Hedging Derivative Financial Instruments - Summary of Hedging Derivatives Financial Instruments (Detail) - TWD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative financial instruments, assets	$ 34.4	$ 5.6
Interest rate futures contracts [member] | Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative financial instruments, assets	27.0	$ 5.6
Forward exchange contracts [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative financial instruments, assets	7.4
Hedging derivative financial instruments, liabilities	$ 15.6